Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits [Abstract]
Employee benefits
23	Employee benefits

Expense for employee benefits

The expenses recognized for employee benefits are:

	2021	2020	2019
Salaries, benefits and inherent	$235,345	$317,776	$320,827
Pensions – defined benefit plans	17,790	23,623	22,873
	$253,135	$341,399	$343,700

The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2021	2020
Long-term:
Pensions and seniority premium	$86,695	$136,832
Termination of employment	15,680	13,365
	$102,375	$150,197

The short-term liabilities for employee benefits, are included in the line ‘Accounts payable and accrued liabilities’ in the consolidated statements of financial position, which at December 31, 2021 and 2020, amount to $3,116 and $924, respectively (see Note 16).

The reduction in labor liabilities is derived from the business optimization strategy of Grupo TMM, as of September 2021, a reorganization of the operating structure was carried out, resulting in a personnel restructuring (identification of duplicity and optimization of functions). Additionally, the personnel assigned to the operation of the Maritime Division is now part of the administration of the company itself.

Remunerations on the termination of employment

The seniority premiums and the retirement plan (‘pensions’) obligations are based on actuarial calculations using the projected unit credit method. Pension benefits are based mainly on years of service, age, and salary level upon retirement.

The amounts charged to operations include the amortization of the cost of past services over the average time of service remaining. The Company continues with its policy of recognizing actuarial losses and gains for seniority premiums and pensions in the consolidated statement of operations, the actuarial (loss) gain net of taxes for 2021 and 2020 was $23,584 and $7,667, respectively (see Note 17).

The plan exposes Grupo TMM to such risks as interest rate, investment, mortality, and inflation.

Interest rate risk

The present value of the defined benefits obligation is calculated using a discount rate making reference to the market performance of high-quality corporate bonds.

The estimated term for the bonds is consistent with the estimated term for the defined benefits obligation and is denominated in pesos. A decrease in the market performance of high-quality corporate bonds will increase the defined benefits obligation of the Company, although this is expected to be partially compensated by an increase in the fair value of certain of the plan’s assets.

Investment risk

The plan assets are predominantly capital and debt instruments traded on the Mexican Stock Exchange which are considered low risk.

Mortality risk

The Company provides benefits for life to those who are covered by the defined benefits liability. An increase in the life expectancy of such persons will increase the defined benefits liability.

Inflation risk

A significant proportion of the defined benefits obligation is linked to inflation. An increase in the inflation rate will increase the Company’s obligation.

The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations is shown as follows:

	2021		2020
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$(21,158)	$3,907	$4,541	$1,727
Interest cost	12,371	770	11,892	867
Net cost for the period	$(8,787)	$4,677	$16,433	$2,594

At December 31, 2021 and 2020, the reserve for pensions and seniority premiums, and also for the termination of employment, is comprised as follows:

	2021		2020
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$87,820	$15,680	$139,763	$13,365
Plan assets	(1,125)	-	(2,931)	-
Total reserve	$86,695	$15,680	$136,832	$13,365

As of December 31, 2021, and 2020, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, are comprised as follows:

	2021		2020
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$139,763	$13,365	$144,044	$10,467
Current service cost	(21,158)	3,907	4,541	1,727
Interest cost	12,371	770	11,892	867
Benefits paid	(3,878)	(1,905)	(2,072)	(70)
Benefits paid from plan assets	(6,044)	-	(7,315)	-
Miscellaneous	(33,234)	(457)	(11,327)	374
Past service cost	$87,820	$15,680	$139,763	$13,365

The plan assets as of December 31, 2021 and 2020 are comprised as follows:

	2021	2020
Value of the fund at beginning of year	$2,931	$3,030
Expected return on assets	(2,026)	(356)
Plan contributions	5,783	7,315
Benefits paid	(5,783)	(7,315)
Interests on plan assets	220	257
Miscellaneous	$1,125	$2,931

The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2021 and 2020 are as follows:

	2021	2020
Reserve for obligations at the beginning of the period	$150,197	$151,481
Cost for the period	(4,110)	19,027
Interest income	(220)	(257)
Contributions to the plan	(6,044)	(7,315)
Benefits paid on pension plan	(5,783)	(2,142)
Miscellaneous	2,026	356
Actuarial gain or losses	(33,691)	(10,953)
Reserve for obligations at the end of the period	$102,375	$150,197

The significant actuarial assumptions used for the valuation are:

	2021	2020
Discount rate	7.50%	7.50%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	14.50	16.10

These assumptions were prepared by Management with the assistance of independent actuaries. The discount factors are determined near the end of each year making reference to the market performance of high-quality corporate bonds denominated in the currency in which the benefits will be paid and which have similar maturities to the terms for the pension obligation corresponding. Other assumptions are based on actual reference parameters and Management’s historical experience.

On December 31, 2021 and 2020, approximately 5% and 12% of the Company’s employees work under collective work contracts that are subject to annual salary reviews and biannually for other compensations. As of December 31, 2021, and 2020, Grupo TMM has 837 and 934 employees, respectively.

The significant actuarial assumptions to determine the defined benefits obligation are the discount rate, the salary increase rate, and the average life expectancy. The calculation of the defined benefits obligation is sensitive to these assumptions.

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2021:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(1,909)	$2,268

Salary increase rate
Increase (decrease) in the defined benefits obligation	$976	$(1,389)

	One year Increase	One year Decrease
Average life expectancies
Increase (decrease) in the defined benefits obligation	$1,993	$(2,169)

The present value of the defined benefits obligation and also the defined benefits obligation recognized in the consolidated statement of financial position are calculated using the same method (projected unit credit). The sensitivity analyses are based on a change in one assumption without changing the others. This sensitivity analysis may not be representative of the real variance in the defined benefits obligation, as it is unlikely that the change to the assumptions would occur on its own, as some of the assumptions may be correlated.